Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Facility	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 28.1	$ 30.6	$ 90.6	$ 92.7	$ 130.5	$ 124.9	$ 125.2
Accelerated depreciation due to permanent shutdown					$ 7.1
Number of paper machines shutdown					3